Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 735,217	$ 1,754,460	$ 2,026,822
Prepaid expenses	137,338	46,667	122,478
Total current assets	872,555	1,801,127	2,149,300
Cash and investments held in Trust Account	67,776,498	160,022,447	160,006,444
Total Assets	68,649,053	161,823,574	162,155,744
Current liabilities:
Accounts payable	281,561	1,388	13,810
Accrued expenses	1,158,948	14,151	75,146
Accrued expenses – related party		150,000	30,000
Total current liabilities	1,440,509	165,539	118,956
Deferred underwriting commissions	5,600,000	5,600,000	5,600,000
Total liabilities	7,040,509	5,765,539	5,718,956
Commitments and Contingencies
Ordinary shares subject to possible redemption	67,676,498	160,000,000	160,000,000
Shareholders’ Deficit:
Preference shares
Ordinary shares	445	445	445
Additional paid-in capital
Accumulated deficit	(6,068,399)	(3,942,410)	(3,563,657)
Total shareholders’ deficit	(6,067,954)	(3,941,965)	(3,563,212)
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 68,649,053	$ 161,823,574	$ 162,155,744